Construction Services Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Construction Services Contracts [Abstract]
Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized
(1)	Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	3,620,788	379,269	(1,264,916)	2,735,141

(*)
For the year ended December 31, 2019, the increased balance of contracts from new orders is ￦390,224 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦10,955 million.

		2020
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	2,735,141	1,229,759	(812,175)	3,152,725

(*)
For the year ended December 31, 2020, the increased balance of contracts from new orders is ￦1,512,460 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦282,701 million.

		2021
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	3,152,725	386,208	(754,998)	2,783,935

(*)
For the year ended December 31, 2021, the increased balance of contracts from new orders is ￦458,635 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦72,427 million.

Summary of Accumulated Earned Revenue, Expense and Others
(2)	Accumulated earned revenue, expense and others related to the Company’s construction contracts in progress as of December 31, 2020 and 2021 are as follows:

		2020
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	21,460,431	20,242,735	1,217,696	97,348

		2021
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	22,051,129	20,967,097	1,084,032	23,238

Summary of Gross Amount of Assets and Liabilities for Contract
(3)	Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Contract assets(*1)	Contract liabilities(*2)	Contract assets(*1)	Contract liabilities(*2)
		In millions of won
Nuclear power plant construction in UAE and others	￦	79,662	88,126	82,306	5,330

(*1)
Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are ￦39,063 million and ￦57,639 million, as of December 31, 2020 and 2021, respectively.

(*2)
Included in
non-financial
liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2021 from the amounts included in contract liabilties at the end of the prior year is ￦87,934 million.

Revenue recognized for the year ended December 31, 2021 from performance obligations satisfied in previous periods is
(-) ￦6,480 million.